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                                 ALLIANCEBERNSTEIN
                                    Investments


                                    ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND
                                     ALLIANCEBERNSTEIN CORPORATE BOND PORTFOLIO
                                              ALLIANCEBERNSTEIN HIGH YIELD FUND
                                  ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO
                               ALLIANCEBERNSTEIN U.S. GOVERNMENT BOND PORTFOLIO ALLIANCEBERNSTEIN GLOBAL GOVERNMENT INCOME TRUST
                                ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST

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                     SUPPLEMENT TO THE CURRENT PROSPECTUS
                                AUGUST 6, 2007

AllianceBernstein Emerging Market Debt Fund, Inc.

On August 2, 2007, the Board of Directors (the "Directors") of AllianceBernstein Emerging Market Debt Fund, Inc. (the "Fund") approved renaming the Fund "AllianceBernstein High Income Fund, Inc." and certain policy changes. These changes are intended to refocus the Fund's investment strategy on a broader range of debt securities including corporate debt and non-U.S. Dollar-denominated fixed-income securities. Consistent with the change in the Fund's name, the Directors approved elimination of the Fund's non-fundamental policy to invest at least 80% of its net assets in emerging market debt. The Directors also approved changes to certain other of the Fund's non-fundamental policies including removing (i) a requirement that the Fund invest at least 65% of its net assets in sovereign debt securities, (ii) a 35% limitation on investments in corporate debt securities, (iii) a 5% limitation on investments denominated in any one currency other than the U.S. Dollar, and
(iv) a 25% limitation on investments in non-U.S. Dollar-denominated debt securities. The changes to the Fund's name and the non-fundamental investment policies do not require stockholder approval under the Investment Company Act of 1940, as amended. However, the Fund has adopted a policy to provide stockholders with at least 60 days notice prior to a change in its policy to invest at least 80% of its net assets in emerging market debt securities.

In addition, the Directors of the Fund have approved the acquisition of the assets and liabilities of AllianceBernstein Corporate Bond Portfolio, a series of AllianceBernstein Bond Fund, Inc., and AllianceBernstein High Yield Fund, Inc. (each an "Acquired Fund" and together, the "Acquired Funds"). The acquisitions do not require approval of the Fund's stockholders but do require approval by the stockholders of each of the Acquired Funds. The acquisitions are expected to occur late in the last quarter of this year or early in 2008 and the changes to the Fund's policies and change of its name would become effective at or about the same time. The acquisition of the assets and liabilities of each Acquired Fund is not contingent upon the other and the Fund's policy changes and name change will become effective regardless of whether the Acquired Funds' stockholders approve the acquisitions; in the event neither acquisition is approved by stockholders, the changes to the Fund's policies will become effective on or about February 1, 2008.

AllianceBernstein Bond Fund, Inc. -- AllianceBernstein Corporate Bond Portfolio

On August 2, 2007, the Board of Directors (the "Directors") of AllianceBernstein Corporate Bond Portfolio (the "Portfolio"), a series of AllianceBernstein Bond Fund, Inc., approved a proposal for the assets and liabilities of the Portfolio to be acquired by AllianceBernstein High Income Fund, Inc. ("AHI") (AllianceBernstein Emerging Market Debt Fund, Inc. until the consummation of the acquisition when certain investment policies will be broadened and its name changed). The Portfolio will seek stockholder approval of the proposed acquisition. If the Portfolio's stockholders approve the acquisition, all of the Portfolio's assets and liabilities will be transferred to AHI, and stockholders of the Portfolio will receive shares of AHI in exchange for their shares of the corresponding class.

The Portfolio will mail stockholders of record on August 23, 2007 information about the proposal relating to the Portfolio's acquisition and requesting them to vote on the proposal at a meeting of stockholders on November 2, 2007. If approved at the meeting, the acquisition is expected to occur late in the last quarter of this year or early in 2008.

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AllianceBernstein High Yield Fund, Inc.

On August 2, 2007, the Board of Directors (the "Directors") of AllianceBernstein High Yield Fund, Inc. (the "Fund"), approved a proposal for the assets and liabilities of the Fund to be acquired by AllianceBernstein High Income Fund, Inc. ("AHI") (AllianceBernstein Emerging Market Debt Fund, Inc. until the consummation of the acquisition when certain investment policies will be broadened and its name changed). The Fund will seek stockholder approval of the proposed acquisition. If the Fund's stockholders approve the acquisition, all of the Fund's assets and liabilities will be transferred to AHI, and stockholders of the Fund will receive shares of AHI in exchange for their shares of the corresponding class.

The Fund will mail stockholders of record on August 23, 2007 information detailing the proposal relating to the Fund's acquisition and requesting them to vote on the proposal at a meeting of stockholders on November 2, 2007. If approved at the meeting, the acquisition is expected to occur late in the last quarter of this year or early in 2008.

AllianceBernstein Bond Fund, Inc. -- AllianceBernstein Intermediate Bond
Portfolio

On August 2, 2007, the Board of Directors (the "Directors") of AllianceBernstein Intermediate Bond Portfolio (the "Fund"), a series of AllianceBernstein Bond Fund, Inc., approved certain policy changes. These changes are intended to enable the Fund to provide greater diversification within its risk/return parameters over full market cycles. The Directors approved revising the Fund's non-fundamental policy to invest at least 80% of its net assets in "investment grade fixed-income securities" so that the policy will require that the Fund invest at least 80% of its net assets in "fixed-income securities." The Directors also approved changes to certain other of the Fund's non-fundamental policies including (i) increasing the Fund's permissible investments in below investment grade securities from 20% to 25% of the Fund's net assets and (ii) replacing the requirement that the currency risk of the Fund's investments in non-U.S. Dollar-denominated fixed-income securities be fully hedged with a policy that the Fund may use hedging strategies, such as foreign currency exchange contracts and options on foreign securities. The changes to the Fund's non-fundamental investment policies do not require stockholder approval under the Investment Company Act of 1940, as amended. However, the Fund has adopted a policy to provide stockholders with at least 60 days notice prior to a change in its policy to invest at least 80% of its net assets in investment grade fixed-income securities. The change in the Fund's 80% policy, along with the other policy changes, is expected to become effective on or about November 1, 2007 following the notice to stockholders.

In addition, the Directors of the Fund have approved the acquisition of the assets and liabilities of AllianceBernstein U.S. Government Portfolio (the "Portfolio"), a series of AllianceBernstein Bond Fund, Inc. The acquisition does not require approval of either the Fund's or the Portfolio's stockholders. The acquisition is expected to occur on or about November 1, 2007.

AllianceBernstein Bond Fund, Inc. -- AllianceBernstein U.S. Government Portfolio

On August 2, 2007, the Board of Directors (the "Directors") of AllianceBernstein U.S. Government Portfolio (the "Portfolio"), a series of AllianceBernstein Bond Fund, Inc. ("ABF"), approved a proposal for the Portfolio to be acquired by AllianceBernstein Intermediate Bond Portfolio ("Intermediate Bond"), a series of ABF. In connection with the acquisition, all of the Portfolio's assets will be transferred to Intermediate Bond, and stockholders of the Portfolio will receive shares of Intermediate Bond in exchange for their shares. The acquisition does not require approval of the Portfolio's stockholders. The Portfolio will mail to stockholders information about the Portfolio's acquisition on or about September 20, 2007. The acquisition is expected to occur on or about November 1, 2007.

AllianceBernstein Global Government Income Trust, Inc.

On August 2, 2007, the Board of Directors (the "Directors") of AllianceBernstein Global Government Income Trust, Inc. (the "Fund") approved renaming the Fund "AllianceBernstein Global Bond Fund, Inc." and certain policy changes. These changes are intended to broaden the Fund's investment strategy to permit investments across all fixed-income sectors, including corporate debt securities and U.S. and non-U.S. Dollar-denominated securities. Consistent with the change in the Fund's name, the Directors also approved to change the Fund's non-fundamental policy of investing at least 80% of its net assets in government securities to investing at least 80% of its net assets in fixed-income securities.

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The Directors also approved changes to certain other of the Fund's non-fundamental policies including (i) permitting the Fund to invest in both government and corporate fixed-income securities, (ii) removing the requirement that the Fund invest at least 80% of its net assets in investment grade securities, (iii) increasing the Fund's permissible investments in below investment grade securities from 20% to 25% of its net assets, (iv) removing the requirement that the Fund invest at least 65% of its net assets in debt securities issued or guaranteed by governments of countries that are members of the Organization of Economic Co-operation and Development ("OECD"),
(v) removing the limitation that the Fund will invest no more than 10% of its net assets in any one country unless that country is both a member of the OECD and its debt securities are rated investment grade, and (vi) removing the requirement that the Fund maintain at least 25% of its net assets in U.S. Dollar-denominated securities.

The changes to the Fund's name and the non-fundamental investment policies do not require stockholder approval under the Investment Company Act of 1940, as amended. However, the Fund has adopted a policy to provide stockholders with at least 60 days prior written notice of any change in its policy to invest at least 80% of its net assets in government securities. The change in such policy, along with the other policy changes referred to above and the change in the Fund's name is expected to become effective on or about November 1, 2007 following the notice to stockholders.

AllianceBernstein Global Strategic Income Trust, Inc.

On August 2, 2007, the Board of Directors (the "Directors") of AllianceBernstein Global Strategic Income Trust, Inc. (the "Fund") approved renaming the Fund "AllianceBernstein Diversified Yield Fund, Inc." and certain policy changes. These changes are intended to enable the Fund to provide greater diversification within its risk/return framework over full market cycles. The Directors approved a change to certain of the Fund's non-fundamental policies including (i) removing the requirement that the Fund invest at least 65% of its net assets in investment grade securities and
(ii) increasing the Fund's permissible investments in below investment grade securities from 35% to 50%. The changes to the Fund's name and the non-fundamental investment policies do not require stockholder approval under the Investment Company Act of 1940, as amended, and are expected to become effective on or about November 1, 2007.

This Supplement should be read in conjunction with the Prospectus for the Portfolios (dates appear below).

You should retain this Supplement with your Prospectus for future reference.

AllianceBernstein Emerging Market Debt Fund, Inc.: The Prospectus dated February 1, 2007, offering Class A, Class B and Class C shares.

AllianceBernstein Corporate Bond Portfolio: The Prospectus dated February 1, 2007, offering Class A, Class B, Class C and Advisor Class shares and the Prospectus dated February 1, 2007, offering Class A, Class R, Class K and Class I shares.

AllianceBernstein High Yield Fund, Inc.: The Prospectus dated February 1, 2007, offering Class A, Class B, Class C and Advisor Class shares and the Prospectus dated February 1, 2007, offering Class A, Class R, Class K and Class I shares.

AllianceBernstein Intermediate Bond Portfolio: The Prospectus dated February 1, 2007, offering Class A, Class B, Class C and Advisor Class shares and the Prospectus dated February 1, 2007, offering Class A, Class R, Class K and Class I shares.

AllianceBernstein U.S. Government Portfolio: The Prospectus dated February 1, 2007, offering Class A, Class B, Class C and Advisor Class shares and the Prospectus dated February 1, 2007, offering Class A, Class R, Class K and Class I shares.

AllianceBernstein Global Government Income Trust, Inc.: The Prospectus dated February 1, 2007, offering Class A, Class B and Class C shares.

AllianceBernstein Global Strategic Income Trust, Inc.: The Prospectus dated February 1, 2007, offering Class A, Class B, Class C and Advisor Class shares and the Prospectus dated February 1, 2007, offering Class A, Class R, Class K and Class I shares.

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AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.


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                                                                  SUP-0115-0807